Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.53%
Denmark–0.73%
TCM Group A/S(a)	151,388	$1,476,486
France–21.31%
Claranova SE	280,477	635,849
Exail Technologies S.A.(b)	150,587	3,086,314
Gerard Perrier Industrie S.A.	61,983	6,600,590
HEXAOM	132,990	2,547,010
Infotel S.A.	133,503	8,190,799
Kaufman & Broad S.A.	228,694	6,797,545
Linedata Services	40,177	1,943,165
Neurones	204,783	8,516,800
Totalenergies EP Gabon	26,924	5,007,116
		43,325,188
Georgia–2.60%
TBC Bank Group PLC	190,852	5,275,482
Germany–3.05%
CompuGroup Medical SE & Co. KGaA	66,153	3,401,994
flatexDEGIRO AG(b)	267,163	2,296,935
MorphoSys AG(b)	31,430	499,292
		6,198,221
Greece–1.72%
Karelia Tobacco Co., Inc. S.A.	10,265	3,497,731
Ireland–2.39%
Origin Enterprises PLC	1,086,394	4,868,492
Israel–3.46%
Hilan Ltd.	142,809	5,945,535
MIND C.T.I. Ltd.	548,954	1,086,929
		7,032,464
Italy–4.50%
Gruppo MutuiOnline S.p.A.	85,783	2,428,250
MARR S.p.A.	221,550	3,189,290
Technogym S.p.A.(a)	397,739	3,540,226
		9,157,766
Netherlands–1.35%
SBM Offshore N.V.	185,296	2,749,493
Norway–1.06%
Bouvet ASA	349,124	2,150,628
Poland–5.59%
LiveChat Software S.A.	146,000	4,853,696
Mo-BRUK S.A.	38,176	2,963,762
Warsaw Stock Exchange	426,420	3,553,522
		11,370,980
Portugal–0.65%
Conduril - Engenharia S.A.	46,308	1,315,791
Shares		Value
Romania–4.28%
Fondul Proprietatea S.A.	18,836,533	$8,695,865
Singapore–1.17%
XP Power Ltd.	94,931	2,386,505
Sweden–3.37%
Kindred Group PLC, SDR	340,115	3,802,698
Proact IT Group AB	287,095	3,054,630
		6,857,328
Switzerland–3.62%
Carlo Gavazzi Holding AG, BR	9,525	3,227,561
Kardex Holding AG	19,018	4,121,320
		7,348,881
United Kingdom–27.15%
City of London Investment Group PLC	900,000	4,865,979
Clarkson PLC	164,808	6,293,501
DCC PLC	81,327	4,746,569
Diploma PLC	265,427	9,224,527
Eurocell PLC	721,500	1,211,392
FDM Group Holdings PLC	155,000	1,386,500
Gamma Communications PLC	100,000	1,335,553
IG Group Holdings PLC	582,364	5,029,562
ME Group International PLC	1,627,000	2,519,265
Mortgage Advice Bureau Holdings Ltd.	260,274	2,380,812
Renew Holdings PLC	860,626	7,173,707
SafeStyle UK PLC	4,465,000	1,318,713
Savills PLC	392,347	4,787,827
Serco Group PLC	1,535,918	2,910,788
		55,184,695
United States–1.53%
Signify N.V.	92,988	3,100,504
Total Common Stocks & Other Equity Interests (Cost $153,004,978)		181,992,500
Money Market Funds–10.70%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	7,390,461	7,390,461
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	5,914,761	5,915,944
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	8,446,242	8,446,242
Total Money Market Funds (Cost $21,751,735)		21,752,647
TOTAL INVESTMENTS IN SECURITIES—100.23% (Cost $174,756,713)		203,745,147
OTHER ASSETS LESS LIABILITIES–(0.23)%		(464,094)
NET ASSETS–100.00%		$203,281,053

Investment Abbreviations:
BR	– Bearer Shares
SDR	– Swedish Depository Receipt
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $5,016,712, which represented 2.47% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,641,820	$10,800,214	$(6,051,573)	$-	$-	$7,390,461	$58,643
Invesco Liquid Assets Portfolio, Institutional Class	2,524,753	7,714,438	(4,322,552)	(626)	(69)	5,915,944	62,463
Invesco Treasury Portfolio, Institutional Class	3,019,224	12,343,102	(6,916,084)	-	-	8,446,242	86,548
Total	$8,185,797	$30,857,754	$(17,290,209)	$(626)	$(69)	$21,752,647	$207,654

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$1,476,486	$—	$1,476,486
France	—	43,325,188	—	43,325,188
Georgia	—	5,275,482	—	5,275,482
Germany	—	6,198,221	—	6,198,221
Greece	—	3,497,731	—	3,497,731
Ireland	—	4,868,492	—	4,868,492
Israel	1,086,929	5,945,535	—	7,032,464
Italy	—	9,157,766	—	9,157,766
Netherlands	—	2,749,493	—	2,749,493
Norway	—	2,150,628	—	2,150,628
Poland	—	11,370,980	—	11,370,980
Portugal	1,315,791	—	—	1,315,791
Romania	—	8,695,865	—	8,695,865
Singapore	—	2,386,505	—	2,386,505
Sweden	—	6,857,328	—	6,857,328
Switzerland	—	7,348,881	—	7,348,881
United Kingdom	—	55,184,695	—	55,184,695
United States	—	3,100,504	—	3,100,504
Money Market Funds	21,752,647	—	—	21,752,647
Total Investments	$24,155,367	$179,589,780	$—	$203,745,147
Invesco EQV European Small Company Fund